UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

Franklin U.S. Small Cap Equity Fund
Class A [LMBAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$126	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin U.S. Small Cap Equity Fund returned 9.62%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.
Franklin U.S. Small Cap Equity Fund	PAGE 1	7203-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.62	9.67	7.11
Class A (with sales charge)	3.60	8.37	6.48
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7203-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7203-ATSR-0225

Franklin U.S. Small Cap Equity Fund
Class C [LMBCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$200	1.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin U.S. Small Cap Equity Fund returned 8.83%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.
Franklin U.S. Small Cap Equity Fund	PAGE 1	7204-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	8.83	8.83	6.31
Class C (with sales charge)	7.83	8.83	6.31
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7204-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7204-ATSR-0225

Franklin U.S. Small Cap Equity Fund
Class FI [LGSCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$126	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of Franklin U.S. Small Cap Equity Fund returned 9.66%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.
Franklin U.S. Small Cap Equity Fund	PAGE 1	7229-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	9.66	9.63	7.08
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7229-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7229-ATSR-0225

Franklin U.S. Small Cap Equity Fund
Class I [LMSIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin U.S. Small Cap Equity Fund returned 9.96%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.
Franklin U.S. Small Cap Equity Fund	PAGE 1	7122-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	9.96	9.95	7.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7122-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7122-ATSR-0225

Franklin U.S. Small Cap Equity Fund
Class IS [LMBMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$79	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Franklin U.S. Small Cap Equity Fund returned 10.17%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.
Franklin U.S. Small Cap Equity Fund	PAGE 1	7053-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	10.17	10.13	7.57
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7053-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7053-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $210,621 in December 31, 2023 and $139,436 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $53,000 in December 31, 2023 and $32,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2023 and $0 in December 31, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $752,124 in December 31, 2023 and $762,983 in December 31, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Small Cap Equity Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 2.9%
Diversified Telecommunication Services — 0.4%
Lumen Technologies Inc.	73,703	$391,363 *
Entertainment — 0.4%
Cinemark Holdings Inc.	13,497	418,137 *
Interactive Media & Services — 1.7%
Cargurus Inc.	9,416	344,061 *
EverQuote Inc., Class A Shares	19,634	392,484 *
MediaAlpha Inc., Class A Shares	11,008	124,280 *
Vimeo Inc.	62,161	397,830 *
Yelp Inc.	13,602	526,397 *
Total Interactive Media & Services		1,785,052
Media — 0.4%
Gannett Co. Inc.	71,231	360,429 *

Total Communication Services		2,954,981
Consumer Discretionary — 9.9%
Automobile Components — 1.2%
Modine Manufacturing Co.	7,459	864,722 *
Patrick Industries Inc.	4,710	391,307
Total Automobile Components		1,256,029
Automobiles — 0.2%
Winnebago Industries Inc.	4,644	221,890
Diversified Consumer Services — 1.1%
American Public Education Inc.	15,945	343,933 *
Chegg Inc.	12,529	20,172 *
Frontdoor Inc.	7,997	437,196 *
Perdoceo Education Corp.	14,649	387,759
Total Diversified Consumer Services		1,189,060
Hotels, Restaurants & Leisure — 1.9%
Brinker International Inc.	7,466	987,677 *
Cracker Barrel Old Country Store Inc.	629	33,249
El Pollo Loco Holdings Inc.	22,121	255,276 *
Rush Street Interactive Inc.	30,523	418,776 *
United Parks & Resorts Inc.	4,698	263,981 *
Total Hotels, Restaurants & Leisure		1,958,959
Household Durables — 1.4%
Hovnanian Enterprises Inc., Class A Shares	2,260	302,433 *
KB Home	5,904	388,011
M/I Homes Inc.	5,442	723,514 *
Total Household Durables		1,413,958
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.4%
JAKKS Pacific Inc.	13,312	$374,733 *
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A Shares	4,537	678,145 *
American Eagle Outfitters Inc.	21,600	360,072
Carvana Co.	1,983	403,263 *
Dick’s Sporting Goods Inc.	2,257	516,492
Genesco Inc.	3,244	138,681 *
Signet Jewelers Ltd.	6,802	548,990
Stitch Fix Inc., Class A Shares	81,472	351,144 *
Total Specialty Retail		2,996,787
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.	10,000	326,200 *
Hanesbrands Inc.	61,018	496,686 *
Total Textiles, Apparel & Luxury Goods		822,886

Total Consumer Discretionary		10,234,302
Consumer Staples — 3.4%
Beverages — 0.4%
Coca-Cola Consolidated Inc.	282	355,317
Consumer Staples Distribution & Retail — 1.3%
Andersons Inc.	5,873	237,974
Sprouts Farmers Market Inc.	8,674	1,102,205 *
Total Consumer Staples Distribution & Retail		1,340,179
Food Products — 0.7%
Cal-Maine Foods Inc.	4,314	443,997
Dole PLC	22,886	309,876
Total Food Products		753,873
Personal Care Products — 0.7%
Edgewell Personal Care Co.	6,656	223,642
Medifast Inc.	5,677	100,029 *
Nature’s Sunshine Products Inc.	17,228	252,562 *
USANA Health Sciences Inc.	3,800	136,382 *
Total Personal Care Products		712,615
Tobacco — 0.3%
Turning Point Brands Inc.	5,755	345,876

Total Consumer Staples		3,507,860
Energy — 3.8%
Energy Equipment & Services — 0.5%
NPK International Inc.	42,000	322,140 *
Solaris Energy Infrastructure Inc., Class A Shares	7,993	230,039
Total Energy Equipment & Services		552,179
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%
CONSOL Energy Inc.	2,764	$294,863
DHT Holdings Inc.	31,324	291,000
Murphy Oil Corp.	15,695	474,931
Peabody Energy Corp.	15,984	334,705
Riley Exploration Permian Inc.	6,731	214,854
Ring Energy Inc.	219,754	298,865 *
Scorpio Tankers Inc.	4,698	233,444
SM Energy Co.	18,311	709,734
Teekay Tankers Ltd., Class A Shares	8,927	355,205
VAALCO Energy Inc.	34,791	152,037
Total Oil, Gas & Consumable Fuels		3,359,638

Total Energy		3,911,817
Financials — 19.5%
Banks — 10.0%
Amalgamated Financial Corp.	8,970	300,226
Associated Banc-Corp.	14,879	355,608
Axos Financial Inc.	8,967	626,345 *
Bancorp Inc.	9,905	521,300 *
Bank of N.T. Butterfield & Son Ltd.	13,392	489,478
BankUnited Inc.	12,529	478,232
BayCom Corp.	6,000	161,040
Berkshire Hills Bancorp Inc.	14,649	416,471
Central Pacific Financial Corp.	8,998	261,392
CNB Financial Corp.	10,161	252,602
Customers Bancorp Inc.	8,065	392,604 *
Eagle Bancorp Inc.	8,100	210,843
Equity Bancshares Inc., Class A Shares	7,481	317,344
Financial Institutions Inc.	7,847	214,145
First BanCorp	40,440	751,780
First Financial Corp.	5,179	239,218
First Internet Bancorp	3,782	136,114
Flushing Financial Corp.	15,695	224,125
HarborOne Bancorp Inc.	12,000	141,960
HomeStreet Inc.	5,755	65,722 *
HomeTrust Bancshares Inc.	6,278	211,443
Hope Bancorp Inc.	25,270	310,568
Independent Bank Corp. (Massachusetts)	6,491	416,657
Independent Bank Corp. (Michigan)	6,000	208,980
Kearny Financial Corp.	23,851	168,865
Northeast Community Bancorp Inc.	14,000	342,440
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Northfield Bancorp Inc.	15,810	$183,712
OFG Bancorp	14,461	611,990
Preferred Bank	3,836	331,354
Sandy Spring Bancorp Inc.	8,881	299,378
ServisFirst Bancshares Inc.	1,366	115,755
TrustCo Bank Corp. NY	7,286	242,697
Univest Financial Corp.	10,659	314,547
Total Banks		10,314,935
Capital Markets — 1.1%
Artisan Partners Asset Management Inc., Class A Shares	9,860	424,473
Brightsphere Investment Group Inc.	10,871	286,342
Hamilton Lane Inc., Class A Shares	2,869	424,756
Total Capital Markets		1,135,571
Consumer Finance — 1.8%
Bread Financial Holdings Inc.	2,877	175,670
Dave Inc.	7,410	644,077 *
Enova International Inc.	8,432	808,460 *
Navient Corp.	12,529	166,510
Total Consumer Finance		1,794,717
Financial Services — 4.1%
Essent Group Ltd.	8,000	435,520
International Money Express Inc.	14,095	293,599 *
Jackson Financial Inc., Class A Shares	10,561	919,652
MGIC Investment Corp.	18,457	437,615
Mr. Cooper Group Inc.	6,801	652,964 *
NMI Holdings Inc.	10,463	384,620 *
Radian Group Inc.	26,074	827,067
StoneCo Ltd., Class A Shares	28,974	230,923 *
Total Financial Services		4,181,960
Insurance — 1.7%
Employers Holdings Inc.	6,264	320,905
Enstar Group Ltd.	1,253	403,529 *
Genworth Financial Inc.	78,479	548,568 *
Greenlight Capital Re Ltd., Class A Shares	15,000	210,000 *
HCI Group Inc.	2,479	288,878
Total Insurance		1,771,880
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ARMOUR Residential REIT Inc.	15,997	301,703
Ladder Capital Corp.	22,710	254,125
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
TPG RE Finance Trust Inc.	29,410	$249,985
Total Mortgage Real Estate Investment Trusts (REITs)		805,813

Total Financials		20,004,876
Health Care — 17.0%
Biotechnology — 8.8%
ACADIA Pharmaceuticals Inc.	14,252	261,524 *
ADMA Biologics Inc.	20,810	356,891 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Agios Pharmaceuticals Inc.	4,287	140,871 *
Akebia Therapeutics Inc.	36,151	68,687 *
Alkermes PLC	12,529	360,334 *
Amicus Therapeutics Inc.	17,541	165,236 *
Anika Therapeutics Inc.	3,923	64,573 *
Aptevo Therapeutics Inc.	6	26 *
Arcellx Inc.	4,150	318,263 *
Arcturus Therapeutics Holdings Inc.	5,873	99,665 *
Ardelyx Inc.	52,997	268,695 *
Aurinia Pharmaceuticals Inc.	18,794	168,770 *
Avidity Biosciences Inc.	4,517	131,354 *
BioCryst Pharmaceuticals Inc.	21,034	158,176 *
Blueprint Medicines Corp.	3,400	296,548 *
CareDx Inc.	9,000	192,690 *
Catalyst Pharmaceuticals Inc.	9,000	187,830 *
Dynavax Technologies Corp.	9,000	114,930 *
Entrada Therapeutics Inc.	4,000	69,160 *
Fennec Pharmaceuticals Inc.	9,810	61,999 *
Geron Corp.	55,753	197,366 *
Greenwich Lifesciences Inc.	3,140	35,262 *
Gyre Therapeutics Inc.	3,364	40,704 *
Halozyme Therapeutics Inc.	8,500	406,385 *
Heron Therapeutics Inc.	21,926	33,547 *
Insmed Inc.	6,114	422,111 *
Ironwood Pharmaceuticals Inc.	19,698	87,262 *
Janux Therapeutics Inc.	2,238	119,822 *
Kiniksa Pharmaceuticals International PLC	9,788	193,607 *
Krystal Biotech Inc.	1,471	230,447 *
Kymera Therapeutics Inc.	2,176	87,540 *
MannKind Corp.	27,062	174,009 *
MiMedx Group Inc.	26,884	258,624 *
Myriad Genetics Inc.	6,776	92,899 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Novavax Inc.	6,432	$51,713 *
Nuvalent Inc., Class A Shares	930	72,800 *
Organogenesis Holdings Inc.	17,172	54,950 *
PDL BioPharma Inc.	152,500	24,791 *(a)(b)
Protagonist Therapeutics Inc.	5,000	193,000 *
PTC Therapeutics Inc.	5,186	234,096 *
Puma Biotechnology Inc.	13,965	42,593 *
Q32 Bio Inc.	4,576	15,741 *
Rhythm Pharmaceuticals Inc.	4,471	250,287 *
Rigel Pharmaceuticals Inc.	11,580	194,776 *
Soleno Therapeutics Inc.	1,209	54,345 *
Summit Therapeutics Inc.	4,986	88,975 *
TG Therapeutics Inc.	15,220	458,122 *
Twist Bioscience Corp.	4,100	190,527 *
Vanda Pharmaceuticals Inc.	14,649	70,169 *
Vaxcyte Inc.	3,152	258,023 *
Veracyte Inc.	8,912	352,915 *
Vericel Corp.	3,500	192,185 *
Voyager Therapeutics Inc.	13,446	76,239 *
Xencor Inc.	5,647	129,768 *
XOMA Royalty Corp.	1,774	46,621 *
Y-mAbs Therapeutics Inc.	14,879	116,503 *
Total Biotechnology		9,034,946
Health Care Equipment & Supplies — 2.7%
Bioventus Inc., Class A Shares	28,085	294,893 *
Glaukos Corp.	2,463	369,302 *
Integer Holdings Corp.	3,529	467,663 *
iRadimed Corp.	3,295	181,225
Lantheus Holdings Inc.	2,350	210,231 *
OraSure Technologies Inc.	35,379	127,718 *
Semler Scientific Inc.	6,734	363,636 *
Surmodics Inc.	6,119	242,312 *
Tactile Systems Technology Inc.	18,951	324,631 *
Zynex Inc.	25,059	200,723 *
Total Health Care Equipment & Supplies		2,782,334
Health Care Providers & Services — 2.5%
Addus HomeCare Corp.	2,878	360,757 *
Cross Country Healthcare Inc.	10,180	184,869 *
Ensign Group Inc.	6,859	911,287
Hims & Hers Health Inc.	17,768	429,630 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Joint Corp.	9,660	$102,686 *
Owens & Minor Inc.	15,000	196,050 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Tenet Healthcare Corp.	2,447	308,885 *
Total Health Care Providers & Services		2,498,964
Health Care Technology — 0.4%
HealthStream Inc.	13,434	427,201
Life Sciences Tools & Services — 0.3%
ChromaDex Corp.	17,516	92,922 *
Codexis Inc.	27,408	130,736 *
Harvard Bioscience Inc.	14,000	29,540 *
Quanterix Corp.	5,481	58,263 *
Total Life Sciences Tools & Services		311,461
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals Inc.	21,000	166,320 *
Amphastar Pharmaceuticals Inc.	6,801	252,521 *
ANI Pharmaceuticals Inc.	1,410	77,945 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Cara Therapeutics Inc.	872	5,336 *
Collegium Pharmaceutical Inc.	4,000	114,600 *
Corcept Therapeutics Inc.	6,264	315,643 *
Harmony Biosciences Holdings Inc.	7,000	240,870 *
Harrow Inc.	5,435	182,344 *
Innoviva Inc.	20,122	349,117 *
Ligand Pharmaceuticals Inc.	3,500	375,025 *
SIGA Technologies Inc.	35,995	216,330
Theravance Biopharma Inc.	7,847	73,840 *
Total Pharmaceuticals		2,369,891

Total Health Care		17,424,797
Industrials — 17.6%
Aerospace & Defense — 2.0%
Ducommun Inc.	5,016	319,319 *
Leonardo DRS Inc.	20,079	648,752 *
Moog Inc., Class A Shares	2,659	523,397
Redwire Corp.	36,843	606,436 *
Total Aerospace & Defense		2,097,904
Building Products — 0.4%
Apogee Enterprises Inc.	5,716	408,179
Commercial Services & Supplies — 1.7%
ABM Industries Inc.	7,219	369,468
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Cimpress PLC	3,788	$271,675 *
Deluxe Corp.	13,811	311,991
Interface Inc.	18,386	447,699
Steelcase Inc., Class A Shares	25,669	303,408
Total Commercial Services & Supplies		1,704,241
Construction & Engineering — 2.2%
Argan Inc.	4,347	595,713
Dycom Industries Inc.	4,186	728,615 *
Limbach Holdings Inc.	6,900	590,226 *
Tutor Perini Corp.	15,222	368,372 *
Total Construction & Engineering		2,282,926
Electrical Equipment — 2.9%
American Superconductor Corp.	10,548	259,797 *
Atkore Inc.	3,756	313,438
Bloom Energy Corp., Class A Shares	18,835	418,325 *
EnerSys	4,115	380,350
NEXTracker Inc., Class A Shares	11,284	412,205 *
Powell Industries Inc.	2,859	633,697
Shoals Technologies Group Inc., Class A Shares	44,660	246,970 *
Thermon Group Holdings Inc.	9,652	277,688 *
Total Electrical Equipment		2,942,470
Machinery — 2.4%
Blue Bird Corp.	12,000	463,560 *
Briggs & Stratton Corp., Escrow	158,200	0 *(a)(b)(c)
Mayville Engineering Co. Inc.	15,008	235,926 *
Mueller Industries Inc.	8,315	659,878
REV Group Inc.	11,249	358,506
Tennant Co.	3,361	274,022
Terex Corp.	9,416	435,208
Total Machinery		2,427,100
Marine Transportation — 0.5%
Matson Inc.	4,000	539,360
Passenger Airlines — 0.8%
SkyWest Inc.	8,466	847,701 *
Professional Services — 2.0%
Barrett Business Services Inc.	13,160	571,670
CRA International Inc.	3,663	685,714
ExlService Holdings Inc.	8,678	385,130 *
Upwork Inc.	25,275	413,246 *
Total Professional Services		2,055,760
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 2.7%
Applied Industrial Technologies Inc.	2,464	$590,054
BlueLinx Holdings Inc.	5,952	608,056 *
Boise Cascade Co.	4,186	497,548
DNOW Inc.	49,133	639,221 *
MRC Global Inc.	36,623	468,042 *
Total Trading Companies & Distributors		2,802,921

Total Industrials		18,108,562
Information Technology — 12.7%
Communications Equipment — 0.9%
Extreme Networks Inc.	23,543	394,110 *
NETGEAR Inc.	19,717	549,513 *
Total Communications Equipment		943,623
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter Inc.	2,071	439,301
Bel Fuse Inc., Class B Shares	5,000	412,350
Benchmark Electronics Inc.	8,592	390,077
Fabrinet	2,016	443,278 *
Insight Enterprises Inc.	2,314	351,959 *
Sanmina Corp.	6,278	475,056 *
ScanSource Inc.	9,696	460,075 *
Total Electronic Equipment, Instruments & Components		2,972,096
IT Services — 0.6%
DigitalOcean Holdings Inc.	9,553	325,471 *
Unisys Corp.	55,197	349,397 *
Total IT Services		674,868
Semiconductors & Semiconductor Equipment — 1.6%
Axcelis Technologies Inc.	3,916	273,611 *
Credo Technology Group Holding Ltd.	4,959	333,294 *
Photronics Inc.	20,927	493,040 *
SkyWater Technology Inc.	37,500	517,500 *
Total Semiconductors & Semiconductor Equipment		1,617,445
Software — 6.2%
8x8 Inc.	38,372	102,453 *
A10 Networks Inc.	26,891	494,794
ACI Worldwide Inc.	10,417	540,746 *
AudioEye Inc.	14,661	222,994 *
Box Inc., Class A Shares	12,529	395,916 *
Commvault Systems Inc.	6,285	948,469 *
eGain Corp.	16,166	100,714 *
InterDigital Inc.	3,446	667,559
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
LiveRamp Holdings Inc.	9,880	$300,056 *
Progress Software Corp.	6,305	410,771
Qualys Inc.	3,977	557,655 *
Varonis Systems Inc.	10,571	469,670 *
Weave Communications Inc.	26,000	413,920 *
Yext Inc.	31,324	199,221 *
Zeta Global Holdings Corp., Class A Shares	31,188	561,072 *
Total Software		6,386,010
Technology Hardware, Storage & Peripherals — 0.5%
Turtle Beach Corp.	19,280	333,737 *
Xerox Holdings Corp.	16,600	139,938
Total Technology Hardware, Storage & Peripherals		473,675

Total Information Technology		13,067,717
Materials — 4.4%
Chemicals — 1.9%
Cabot Corp.	5,121	467,599
Core Molding Technologies Inc.	8,000	132,320 *
Hawkins Inc.	4,217	517,299
Kronos Worldwide Inc.	21,785	212,404
Rayonier Advanced Materials Inc.	47,234	389,681 *
Sensient Technologies Corp.	3,994	284,612
Total Chemicals		2,003,915
Metals & Mining — 2.0%
Caledonia Mining Corp. PLC	10,194	95,926
Carpenter Technology Corp.	4,351	738,408
Commercial Metals Co.	9,002	446,499
Kaiser Aluminum Corp.	3,751	263,583
Olympic Steel Inc.	5,413	177,600
SSR Mining Inc.	49,228	342,627 *
Total Metals & Mining		2,064,643
Paper & Forest Products — 0.5%
Sylvamo Corp.	5,873	464,084

Total Materials		4,532,642
Real Estate — 5.9%
Diversified REITs — 0.3%
American Assets Trust Inc.	11,967	314,253
Health Care REITs — 0.9%
National Health Investors Inc.	5,794	401,524
Sabra Health Care REIT Inc.	30,000	519,600
Total Health Care REITs		921,124
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — 1.1%
DiamondRock Hospitality Co.	51,435	$464,458
Pebblebrook Hotel Trust	13,602	184,307
Ryman Hospitality Properties Inc.	1,958	204,298
Summit Hotel Properties Inc.	45,000	308,250
Total Hotel & Resort REITs		1,161,313
Industrial REITs — 0.2%
Innovative Industrial Properties Inc.	3,043	202,786
Office REITs — 0.9%
Brandywine Realty Trust	45,200	253,120
JBG SMITH Properties	21,925	336,987
Piedmont Office Realty Trust Inc., Class A Shares	18,572	169,934
SL Green Realty Corp.	2,825	191,874
Total Office REITs		951,915
Real Estate Management & Development — 0.8%
Forestar Group Inc.	8,700	225,504 *
Kennedy-Wilson Holdings Inc.	34,316	342,817
Newmark Group Inc., Class A Shares	20,254	259,454
Total Real Estate Management & Development		827,775
Residential REITs — 0.3%
NexPoint Residential Trust Inc.	6,658	277,971
Retail REITs — 1.1%
Alexander’s Inc.	854	170,851
Curbline Properties Corp.	10,314	239,491
SITE Centers Corp.	15,694	239,962
Tanger Inc.	12,500	426,625
Total Retail REITs		1,076,929
Specialized REITs — 0.3%
Farmland Partners Inc.	25,501	299,892

Total Real Estate		6,033,958
Utilities — 2.1%
Electric Utilities — 0.8%
ALLETE Inc.	5,755	372,924
Genie Energy Ltd., Class B Shares	8,622	134,417
Otter Tail Corp.	4,980	367,723
Total Electric Utilities		875,064
Gas Utilities — 0.4%
Southwest Gas Holdings Inc.	5,667	400,714
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies Inc.	5,409	366,297
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.5%
Consolidated Water Co. Ltd.		18,829	$487,483

Total Utilities			2,129,558
Total Investments before Short-Term Investments (Cost — $82,756,182)			101,911,070
	Rate
Short-Term Investments — 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $778,144)	4.365%	778,144	778,144 (d)
Total Investments — 100.0% (Cost — $83,534,326)			102,689,214
Other Assets in Excess of Liabilities — 0.0%††			21,697
Total Net Assets — 100.0%			$102,710,911

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments, at value (Cost — $83,534,326)	$102,689,214
Dividends receivable	113,998
Receivable for Fund shares sold	65,633
Other assets	123,050
Prepaid expenses	30,466
Total Assets	103,022,361
Liabilities:
Trustees’ fees payable	124,693
Investment management fee payable	43,341
Audit and tax fees payable	39,844
Fund accounting fees payable	34,800
Payable for Fund shares repurchased	21,263
Service and/or distribution fees payable	16,556
Accrued expenses	30,953
Total Liabilities	311,450
Total Net Assets	$102,710,911
Net Assets:
Par value (Note 7)	$77
Paid-in capital in excess of par value	83,346,776
Total distributable earnings (loss)	19,364,058
Total Net Assets	$102,710,911
Net Assets:
Class A	$70,762,271
Class C	$923,108
Class FI	$27,323
Class I	$2,975,185
Class IS	$28,023,024
Shares Outstanding:
Class A	5,318,818
Class C	81,249
Class FI	2,207
Class I	215,067
Class IS	2,108,901
Net Asset Value:
Class A (and redemption price)	$13.30
Class C*	$11.36
Class FI (and redemption price)	$12.38
Class I (and redemption price)	$13.83
Class IS (and redemption price)	$13.29
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$14.07

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Dividends	$1,574,404
Less: Foreign taxes withheld	(5,645)
Total Investment Income	1,568,759
Expenses:
Investment management fee (Note 2)	691,610
Service and/or distribution fees (Notes 2 and 5)	178,337
Transfer agent fees (Notes 2 and 5)	138,351
Registration fees	75,948
Fund accounting fees	68,082
Audit and tax fees	42,594
Legal fees	31,247
Shareholder reports	17,935
Trustees’ fees	5,333
Fees recaptured by investment manager (Note 2)	2,966
Commitment fees (Note 8)	864
Insurance	704
Custody fees	533
Interest expense	29
Miscellaneous expenses	10,487
Total Expenses	1,265,020
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(203,905)
Net Expenses	1,061,115
Net Investment Income	507,644
Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	4,101,170
Futures contracts	35,150
Net Realized Gain	4,136,320
Change in Net Unrealized Appreciation (Depreciation) From Investments	4,307,402
Net Gain on Investments and Futures Contracts	8,443,722
Increase in Net Assets From Operations	$8,951,366
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$507,644	$500,085
Net realized gain	4,136,320	2,232,349
Change in net unrealized appreciation (depreciation)	4,307,402	14,514,425
Increase in Net Assets From Operations	8,951,366	17,246,859
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,006,283)	(3,663,371)
Decrease in Net Assets From Distributions to Shareholders	(4,006,283)	(3,663,371)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,508,472	10,409,204
Reinvestment of distributions	3,997,048	3,653,575
Cost of shares repurchased	(18,715,117)	(33,873,019)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,790,403	(19,810,240)
Increase (Decrease) in Net Assets	7,735,486	(6,226,752)
Net Assets:
Beginning of year	94,975,425	101,202,177
End of year	$102,710,911	$94,975,425
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.59	$11.02	$13.71	$13.09	$12.22
Income (loss) from operations:
Net investment income	0.05	0.04	0.01	0.04	0.04
Net realized and unrealized gain (loss)	1.18	1.98	(2.14)	3.84	1.29
Total income (loss) from operations	1.23	2.02	(2.13)	3.88	1.33
Less distributions from:
Net investment income	(0.10)	(0.01)	(0.04)	(0.00)[2]	(0.10)
Net realized gains	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.52)	(0.45)	(0.56)	(3.26)	(0.46)
Net asset value, end of year	$13.30	$12.59	$11.02	$13.71	$13.09
Total return[3]	9.62%	18.54%	(15.42)%	30.03%	10.99%
Net assets, end of year (000s)	$70,762	$64,794	$56,113	$68,716	$12,128
Ratios to average net assets:
Gross expenses	1.41%[4]	1.44%	1.36%	1.32%	1.27%
Net expenses[5,6]	1.20 [4]	1.20	1.20	1.19	1.14
Net investment income	0.39	0.37	0.08	0.23	0.37
Portfolio turnover rate	53%	34%	31%[7]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.86	$9.62	$12.10	$11.95	$11.17
Income (loss) from operations:
Net investment loss	(0.04)	(0.04)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	1.01	1.72	(1.89)	3.53	1.18
Total income (loss) from operations	0.97	1.68	(1.96)	3.41	1.14
Less distributions from:
Net investment income	(0.05)	—	—	—	—
Net realized gains	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.47)	(0.44)	(0.52)	(3.26)	(0.36)
Net asset value, end of year	$11.36	$10.86	$9.62	$12.10	$11.95
Total return[2]	8.83%	17.68%	(16.08)%	28.92%	10.16%
Net assets, end of year (000s)	$923	$478	$366	$326	$640
Ratios to average net assets:
Gross expenses	2.13%[3]	2.14%	2.11%	2.04%	2.05%
Net expenses[4,5]	1.92 [3]	1.95	1.95	1.95	1.91
Net investment loss	(0.31)	(0.38)	(0.64)	(0.84)	(0.42)
Portfolio turnover rate	53%	34%	31%[6]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.75	$10.32	$12.86	$12.45	$11.61
Income (loss) from operations:
Net investment income	0.05	0.04	0.01	0.00 [2]	0.02
Net realized and unrealized gain (loss)	1.10	1.84	(2.00)	3.67	1.24
Total income (loss) from operations	1.15	1.88	(1.99)	3.67	1.26
Less distributions from:
Net investment income	(0.10)	(0.01)	(0.03)	—	(0.06)
Net realized gains	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.52)	(0.45)	(0.55)	(3.26)	(0.42)
Net asset value, end of year	$12.38	$11.75	$10.32	$12.86	$12.45
Total return[3]	9.66%	18.47%	(15.37)%	29.85%	10.94%
Net assets, end of year (000s)	$27	$20	$18	$23	$18
Ratios to average net assets:
Gross expenses	1.62%	1.67%	1.78%	1.77%	1.72%
Net expenses[4,5]	1.20	1.20	1.20	1.20	1.20
Net investment income	0.42	0.37	0.09	0.03	0.24
Portfolio turnover rate	53%	34%	31%[6]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.07	$11.43	$14.18	$13.43	$12.52
Income (loss) from operations:
Net investment income	0.10	0.08	0.05	0.04	0.07
Net realized and unrealized gain (loss)	1.22	2.05	(2.21)	3.97	1.33
Total income (loss) from operations	1.32	2.13	(2.16)	4.01	1.40
Less distributions from:
Net investment income	(0.14)	(0.05)	(0.07)	(0.00)[2]	(0.13)
Net realized gains	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.56)	(0.49)	(0.59)	(3.26)	(0.49)
Net asset value, end of year	$13.83	$13.07	$11.43	$14.18	$13.43
Total return[3]	9.96%	18.81%	(15.10)%	30.22%	11.26%
Net assets, end of year (000s)	$2,975	$2,125	$1,555	$2,274	$3,718
Ratios to average net assets:
Gross expenses	1.11%[4]	1.15%	1.11%	1.03%	1.06%
Net expenses[5,6]	0.90 [4]	0.90	0.90	0.90	0.90
Net investment income	0.71	0.67	0.37	0.27	0.60
Portfolio turnover rate	53%	34%	31%[7]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.57	$11.01	$13.73	$13.07	$12.19
Income (loss) from operations:
Net investment income	0.11	0.09	0.05	0.07	0.08
Net realized and unrealized gain (loss)	1.19	1.97	(2.12)	3.85	1.30
Total income (loss) from operations	1.30	2.06	(2.07)	3.92	1.38
Less distributions from:
Net investment income	(0.16)	(0.06)	(0.13)	(0.00)[2]	(0.14)
Net realized gains	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.58)	(0.50)	(0.65)	(3.26)	(0.50)
Net asset value, end of year	$13.29	$12.57	$11.01	$13.73	$13.07
Total return[3]	10.17%	18.95%	(14.92)%	30.38%	11.47%
Net assets, end of year (000s)	$28,023	$27,559	$43,150	$118,348	$122,658
Ratios to average net assets:
Gross expenses	0.96%	0.94%	0.88%	0.84%	0.89%
Net expenses[4,5]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.83	0.78	0.39	0.46	0.76
Portfolio turnover rate	53%	34%	31%[6]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for
Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$17,395,206	—	$29,591	$17,424,797
Industrials	18,108,562	—	0 *	18,108,562
Other Common Stocks	66,377,711	—	—	66,377,711
Total Long-Term Investments	101,881,479	—	29,591	101,911,070
Short-Term Investments†	778,144	—	—	778,144
Total Investments	$102,659,623	—	$29,591	$102,689,214

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(121,208)	$121,208
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent FTFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, FTFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2026, but may be terminated at any time by FTFA.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $203,905.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2025	$95,430	$412	$109	$3,753	$93,420
Expires December 31, 2026	134,801	747	84	4,198	69,411
Expires December 31, 2027	140,994	1,492	105	4,949	56,365
Total fee waivers/expense reimbursements subject to recapture	$371,225	$2,651	$298	$12,900	$219,196
For the year ended December 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class C	Class I
FTFA recaptured	$2,538	$16	$412
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,749 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$19,632	—
CDSCs	29	$19
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of December 31, 2024, Franklin Resources and its affiliates owned 26% of the Fund.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$51,763,261
Sales	52,094,131
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$83,628,678	$28,295,404	$(9,234,868)	$19,060,536
4. Derivative instruments and hedging activities
At December 31, 2024, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$35,150
During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$76,655

†	At December 31, 2024, there were no open positions held in this derivative.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$171,034	$133,708
Class C	7,240	1,194
Class FI	63	105
Class I	—	3,114
Class IS	—	230
Total	$178,337	$138,351
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$140,994
Class C	1,492
Class FI	105
Class I	4,949
Class IS	56,365
Total	$203,905
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$496,695	$58,954
Class C	3,370	—
Class FI	200	23
Class I	25,997	7,563
Class IS	320,195	133,467
Total	$846,457	$200,007
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Realized Gains:
Class A	$2,180,201	$2,183,808
Class C	32,740	15,994
Class FI	895	724
Class I	86,425	65,686
Class IS	859,565	1,197,152
Total	$3,159,826	$3,463,364
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	914,356	$12,302,745	549,422	$6,288,217
Shares issued on reinvestment	193,076	2,670,516	185,855	2,235,095
Shares repurchased	(935,807)	(12,437,829)	(678,293)	(7,717,118)
Net increase	171,625	$2,535,432	56,984	$806,194
Class C
Shares sold	55,893	$631,222	15,761	$161,038
Shares issued on reinvestment	3,051	36,110	1,540	15,988
Shares repurchased	(21,692)	(237,401)	(11,351)	(111,332)
Net increase	37,252	$429,931	5,950	$65,694
Class FI
Shares sold	792	$9,714	210	$2,206
Shares issued on reinvestment	85	1,095	67	747
Shares repurchased	(380)	(4,846)	(305)	(3,189)
Net increase (decrease)	497	$5,963	(28)	$(236)
Class I
Shares sold	96,310	$1,358,066	57,090	$682,543
Shares issued on reinvestment	7,604	109,567	5,670	71,127
Shares repurchased	(51,384)	(709,862)	(36,268)	(424,767)
Net increase	52,530	$757,771	26,492	$328,903

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class IS
Shares sold	238,383	$3,206,725	299,067	$3,275,200
Shares issued on reinvestment	85,338	1,179,760	111,711	1,330,618
Shares repurchased	(406,777)	(5,325,179)	(2,139,337)	(25,616,613)
Net decrease	(83,056)	$(938,694)	(1,728,559)	$(21,010,795)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$846,457	$398,856
Net long-term capital gains	3,159,826	3,264,515
Total distributions paid	$4,006,283	$3,663,371
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$9,357
Undistributed long-term capital gains — net	294,164
Total undistributed earnings	$303,521
Unrealized appreciation (depreciation)(a)	19,060,537
Total distributable earnings (loss) — net	$19,364,058
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities; the realization for tax purposes of unrealized gains on investments in passive foreign investment companies; the difference between the book and tax cost basis of investments in real estate investment trusts; book/tax differences in the accrual of interest income on securities in default and other book/
tax basis adjustments.

10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
11. Subsequent event
Subsequent to the year ended December 31, 2024, shareholder redemptions from Class FI shares exceeded 50% of Class FI net assets as of December 31, 2024.

Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of Franklin U.S. Small Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Small Cap Equity Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin U.S. Small Cap Equity Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$3,266,436
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$964,493
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$978,073
Qualified Business Income Dividends Earned	§199A	$182,282

Franklin U.S. Small Cap Equity Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Franklin U.S. Small Cap Equity Fund

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Franklin
U.S. Small Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Small Cap Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin U.S. Small Cap Equity Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90190-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025